Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 15 – STOCK-BASED COMPENSATION

The Company has two stock-based compensation plans (collectively, the “Plans”), as described below, under which awards are outstanding or may be granted in the future.  Total compensation cost that has been charged against income for those Plans totaled $711 and $527 for 2020 and 2019, respectively.  The total income tax benefit was $149 and $111 for 2020 and 2019, respectively.

Both Plans are stockholder-approved and authorize stock option grants and restricted stock awards to be made to directors, officers and employees.  The 2009 Equity Compensation Plan (the “2009 Plan”), which was approved by stockholders on May 21, 2009, replaced the Company’s 2003 equity compensation plan (the “2003 Plan”) and provided for 36,363 shares, plus any remaining shares available to grant or that are later forfeited or expire under the 2003 Plan, to be made available to be issued as stock option grants, stock appreciation rights or restricted stock awards.  On May 16, 2013, the Company’s stockholders approved the First Amendment to the 2009 Plan to increase the number of shares of common stock reserved for stock option grants and restricted stock awards thereunder to 272,727.  The 2019 Equity Incentive Plan (the “2019 Plan”), which was approved by stockholders on May 29, 2019, authorizes up to 300,000 shares (plus any shares that are subject to grants under the 2009 Plan and that are later forfeited or expire), to be awarded as stock option grants, stock appreciation rights, restricted stock awards or restricted stock units.

Stock Options:

The Plans permit the grant of stock options to directors, officers and employees of the Holding Company and CFBank.  Option awards are granted with an exercise price equal to the market price of the Company’s common stock on the date of grant, generally have vesting periods ranging from one to three years, and are exercisable for ten years from the date of grant.  Unvested stock options immediately vest upon a change of control.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  Employee and management options are tracked separately.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

There were no stock options granted during the years ended December 31, 2020 and December 31, 2019.  There were 4,545 options exercised during the year ended December 31, 2020 and no options exercised during the year ended December 31, 2019.

A summary of stock option activity in the Plans for 2020 follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	95,438	$7.64
Exercised	(4,545)	7.98
Expired	(437)	17.33
Cancelled or forfeited	(14)	17.33
Outstanding at end of period	90,442	$7.57	2.4	$915

Exercisable at end of period	90,442	$7.57	2.4	$915

During the year ended December 31, 2020, stock options to purchase a total of 451 common shares were canceled, forfeited or expired.  Stock options to purchase a total of 941 common shares were cancelled, forfeited or expired during the year ended December 31, 2019.   Expense associated with unvested forfeited shares is reversed.  As of December 31, 2020 and 2019, all stock options granted under the Plans were vested.

Restricted Stock Awards:

The Plans also permit the grant of restricted stock awards to directors, officers and employees. Compensation is recognized over the vesting period of the awards based on the fair value of the stock at grant date.  The fair value of the stock is determined using the closing share price on the date of grant and shares generally have vesting periods of one to three years.  There were 19,660 shares of restricted stock granted in 2020 and 73,738 shares of restricted stock granted in 2019.

A summary of changes in the Company’s nonvested restricted shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2020	102,916	$13.11
Granted	19,660	10.02
Vested	(55,877)	13.18
Forfeited	(6,897)	12.35
Nonvested at December 31, 2020	59,802	$12.12

As of December 31, 2020 and 2019, the unrecognized compensation cost related to nonvested shares granted under the Plans was $623 and $1,221, respectively.

There were 55,877 shares that vested during the year ended December 31, 2020 and 36,288 shares that vested during the year ended December 31, 2019.  There were 6,897 and 3,858 shares of restricted stock forfeited during the years ended December 31, 2020 and December 31, 2019, respectively.

The 2009 Plan terminated in accordance with its terms on March 19, 2019 and, as a result, no further awards may be granted under the 2009 Plan.  There were 251,014 shares remaining available for awards of stock option grants, stock appreciation rights, restricted stock awards or restricted stock units under the 2019 Plan at December 31, 2020.